21) Financial assets at fair value through other comprehensive income (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2020		Dec. 31, 2019
Financial assets at fair value through other comprehensive income
Brazilian government securities	R$ 143,498,442		R$ 161,066,901
Corporate debt securities	4,894,033		5,485,677
Bank debt securities	6,127,305		5,512,479
Brazilian sovereign bonds	9,572,373		1,746,932
Foreign governments securities	6,508,218		6,454,894
Mutual funds	2,950,583		2,231,810
Marketable equity securities and other stocks	12,291,021		9,951,317
Balance on	185,841,975	[1]	192,450,010
Amortized cost [member]
Financial assets at fair value through other comprehensive income
Brazilian government securities	134,289,029		149,536,012
Corporate debt securities	4,828,945		5,293,589
Bank debt securities	6,637,552		5,606,859
Brazilian sovereign bonds	9,222,104		1,696,120
Foreign governments securities	6,501,034		6,449,559
Mutual funds	2,939,361		2,236,877
Marketable equity securities and other stocks	9,895,440		8,938,066
Balance on	174,313,465	[1]	179,757,082
Gross unrealized gains [Member]
Financial assets at fair value through other comprehensive income
Brazilian government securities	9,310,390		11,531,621
Corporate debt securities	162,121		318,798
Bank debt securities	745,867		534,907
Brazilian sovereign bonds	608,077		69,616
Foreign governments securities	7,184		5,335
Mutual funds	14,770		10,049
Marketable equity securities and other stocks	2,631,980		1,069,846
Balance on	13,480,389	[1]	13,540,172
Gross unrealized losses [Member]
Financial assets at fair value through other comprehensive income
Brazilian government securities	(100,977)		(732)
Corporate debt securities	(97,033)		(126,710)
Bank debt securities	(1,256,114)		(629,287)
Brazilian sovereign bonds	(257,808)		(18,804)
Foreign governments securities	0		0
Mutual funds	(3,548)		(15,116)
Marketable equity securities and other stocks	(236,399)		(56,595)
Balance on	R$ (1,951,879)	[1]	R$ (847,244)

[1]	In June 2020, Management decided to reclassify the Securities measured at fair value through other comprehensive income to be measured at amortized cost, in the amount of R$20,009,471 thousand. This reclassification was the result of the alignment of risk and capital management. Without considering this reclassification of the securities it would have been recognized in other comprehensive income fair value changes in the amount of R$1,794,263 thousand.